Events After the Reporting Date (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Feb. 19, 2026 USD ($)	Feb. 19, 2026 R / shares	Jan. 13, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 12, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Mar. 31, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share (in SA cents per share) | $ / shares						$ 0.79	$ 0.39	$ 0.41
Assets held for sale				$ 77.5		$ 77.5	$ 21.1
Total equity accounted investees				2.8		2.8	12.6
Royalties
Disclosure of non-adjusting events after reporting period [line items]
Assets held for sale				77.5		77.5	$ 0.0
Total equity accounted investees				37.5		$ 37.5
Profit on disposal of asset held for sale				$ 77.5
Royalties | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Portion of consideration paid received consisting of cash and cash equivalents					$ 115.0
Royalties | Deferred consideration | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)					30.0
Royalties | Contingent consideration | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received)					$ 22.0
Dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share (in SA cents per share) | R / shares		R 18.50
Dividends declared, additional return	$ 353.0
Special dividend	253.0
Special dividend (in SA cents per share) | R / shares		R 4.50
Dividends declared as share buy back	$ 100.0
Sale of royalty portfolio | Royalties
Disclosure of non-adjusting events after reporting period [line items]
Profit on disposal of asset held for sale			$ 37.5
Entering into significant commitments or contingent liabilities [member] | Legal proceedings | Tarkwa
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent liabilities									$ 474.9
Entering into significant commitments or contingent liabilities [member] | Legal proceedings | Damang
Disclosure of non-adjusting events after reporting period [line items]
Estimated financial effect of contingent liabilities									$ 264.7